LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
LOSS PER SHARE

7.	LOSS PER SHARE

Net loss per share is provided in accordance with FASB ASC 260-10, “Earnings per share”. Basic net loss per common share (“EPS”) is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding, assuming all dilutive potential common shares were issued, unless doing so is anti-dilutive.

The following table sets forth the computation of basic and diluted net income (loss) per share for the three and six months ended June 30, 2025 and 2024:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Net (loss) income attributable to the Company	$(261,372)	$214,191	$(512,137)	$93,864

Weighted average number of common shares outstanding, basic and diluted	151,096,262	151,096,262	151,096,262	151,096,262

Basic and diluted (loss) income per common share:	$(0.00)	$0.00	$(0.00)	$0.00

The following anti-dilutive equity and debt securities were excluded from the computation of net loss per share.

	As of
	June 30, 2025	December 31, 2024
	(Shares)	(Shares)

Convertible shares	5,898,256	5,898,256